UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05029

Legg Mason Maryland Tax-Free Income Fund

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2009

Date of reporting period: September 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with the semi-annual report for Legg Mason Maryland Tax-Free Income Trust for the six months ended September 30, 2008.

The following table summarizes key statistics for the Fund, as of September 30, 2008:

	SEC YieldA	Average Weighted Maturity	Net Asset Value Per Share
Maryland Tax-Free Trust:
Primary Class	3.93%	11.8 years	$15.29
Institutional Class	4.30%	11.8 years	$15.30

A

The SEC yield reported is for the 30 days ended September 30, 2008. The Fund’s yield reflects voluntary fee waivers and/or reimbursements which may be reduced or terminated at any time. If no fees had been waived by the adviser, the 30-day SEC yield for Maryland Tax-Free would have been 3.64% for the Primary Class and 3.92% for the Institutional Class.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report.

For the six months ended September 30, 2008, total return for the Primary Class of Maryland Tax-Free was –1.72%. The Institutional Class, which began operations on July 30, 2008, had a total return of –2.63% for the period ended September 30, 2008. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary and Institutional Classes please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees had not been waived in various periods.

2	Semi-Annual Report to Shareholders

The Fund may purchase only securities which have received investment grade ratings from Moody’s Investors Service or Standard & Poor’s or which are judged by their investment adviser to be of comparable quality. Moody’s ratingsB of securities currently owned by the Fund are:

Maryland Tax-Free
Aaa	22.8%
Aa	22.5%
A	28.3%
Baa	21.2%
Short-term securities	5.2%

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

October 21, 2008

B	The equivalent S&P rating is used for any security not rated by Moody’s.

Semi-Annual Report to Shareholders	3

Expense Example

Legg Mason Maryland Tax-Free Income Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For the Primary Class, the example is based on an investment of $1,000 invested on April 1, 2008 and held through September 30, 2008; For the Institutional Class, the example is based on an investment of $1,000 invested on July 30, 2008 (commencement of operations) and held through September 30, 2008. The ending values assume dividends were reinvested at the time they were paid.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples, with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008 for each class, even though the Institutional Class did not begin operations until July 30, 2008. The ending values assume dividends were reinvested at the time they were paid.

4	Semi-Annual Report to Shareholders

Expense Example — Continued

	Beginning Account Value (see footnotes below)		Ending Account Value 9/30/08	Expenses Paid During the Period (see footnotes below)
Primary Class:
Actual	$1,000.00	A	$982.80	$3.48	B
Hypothetical (5% return before expenses)	$1,000.00	A	$1,021.56	$3.55	B
Institutional Class:
Actual	$1,000.00	C	$973.70	$0.75	D
Hypothetical (5% return before expenses)	$1,000.00	A	$1,022.81	$2.28	B

A	Beginning account value is as of April 1, 2008.
B

These calculations are based on expenses incurred from April 1, 2008 to September 30, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.70% and 0.45% for the Primary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (183) and divided by 365.

C	Beginning account value is as of July 30, 2008 (commencement of operations).
D

This calculation is based on expenses incurred from July 30, 2008 (commencement of operations) to September 30, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.45% for the Institutional Class, multiplied by the average values over the period, multiplied by the number of days in the fiscal period (62) and divided by 365.

Semi-Annual Report to Shareholders	5

Legg Mason Maryland Tax-Free Income Trust

Sector Diversification

September 30, 2008 (Unaudited)

	% of Net Assets	Market Value
Education Revenue	15.2%	$22,781,172
Escrowed	5.8	8,713,978
General Obligation- Local	6.4	9,580,026
General Obligation- School	4.9	7,268,580
General Obligation- State	1.4	2,107,940
Health Care and Hospital Revenue	21.3	31,850,710
Health Care-Services	0.7	1,012,914
Housing Revenue	5.0	7,522,745
Industrial Development	0.9	1,317,907
Lease Revenue	3.0	4,543,683
Port Facilities Revenue	4.2	6,267,890
Pre-Refunded Bonds	6.2	9,304,864
Solid Waste Revenue	2.3	3,468,429
Transportation Revenue	2.2	3,275,490
Water and Sewer Revenue	13.8	20,703,269
Short-Term Investments	8.0	11,950,000
Other Assets less Liabilities	(1.3)	(1,877,731)

	100.0%	$149,791,866

Guide to Investment Abbreviations:

AMBAC	AMBAC Indemnity Corporation
AMT	Alternative Minimum Tax
FGIC	Federal Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
VRDN	Variable Rate Demand Note

6	Semi-Annual Report to Shareholders

Performance Information

Legg Mason Maryland Tax-Free Income Trust

The graph on the following page compares the Fund’s Primary Class total return to that of the Barclays Capital Municipal Bond IndexA. The graph illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

Due to the limited operating history of the Institutional Class, a performance graph is not presented. Institutional Class shares, which began operations on July 30, 2008 had a total return of –2.63% for the period ended September 30, 2008. To obtain the most recent month-end performance information for the Institutional Class please visit www.leggmason.com/individualinvestors.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

A	Formerly: Lehman Brothers Municipal Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Semi-Annual Report to Shareholders	7

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–0.84%	–0.84%
Five Years	+13.12%	+2.50%
Ten Years	+43.75%	+3.70%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8	Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Maryland Tax-Free Income Trust

September 30, 2008 (Unaudited)

	Rate	Maturity Date	Par	Value
Municipal Bonds — 93.3%

Maryland — 92.1%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds, Series 2007	4.500%	3/1/23	$1,000,000	$928,210
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue)	4.250%	9/1/26	1,000,000	863,440
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A	5.000%	9/1/20	1,050,000	1,012,914
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility)
Series 1998	5.500%	10/1/18	240,000	240,194
Series 1998	5.500%	10/1/23	490,000	472,086
Series 1998 (Pre-refunded 10/1/08)	5.500%	10/1/18	760,000	760,000	A
Series 1998 (Pre-refunded 10/1/08)	5.500%	10/1/23	1,510,000	1,510,000	A
Series 2007B	5.000%	10/1/27	1,135,000	975,760
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects)
Series 1994A (FGIC insured)	5.000%	7/1/22	1,910,000	1,879,115
Series 1996A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000,000	1,023,820	A
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994A	5.000%	7/1/24	3,800,000	3,707,242
Series 1994A	5.000%	7/1/24	1,890,000	1,909,826
Series 2002 A (FGIC Insured)	5.125%	7/1/42	1,000,000	929,670
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Revenue Bonds (Wastewater Projects), Series 2008A (FSA insured)	5.000%	7/1/33	4,000,000	3,739,120
City of Baltimore, Maryland, Project Revenue Bonds, Series 2007 C (AMBAC insured)	5.000%	7/1/23	1,000,000	940,670

Semi-Annual Report to Shareholders	9

	Rate	Maturity Date	Par	Value
Maryland — Continued
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
Series 1999D AMT	5.375%	9/1/24	$2,000,000	$1,934,720
Series 2001B AMT	5.375%	9/1/22	310,000	288,083
Series 2001H AMT	5.200%	9/1/22	1,790,000	1,658,936
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Series 2008	5.375%	9/1/39	1,500,000	1,410,210
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Capital Funding Securitization, Series 2008 (FSA Insured)	4.400%	7/1/21	1,000,000	911,510
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000,000	3,275,490
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	1,000,000	1,071,980
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	1,000,000	1,052,220
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds
(Upper Marlboro Justice Center Expansion Project), (MBIA insured)
Series 2003B	5.125%	6/30/15	3,340,000	3,518,323
Series 2003B	5.000%	6/30/19	1,000,000	1,025,360
Maryland Economic Development Corporation, Economic Development Revenue (Lutheran World Relief Inc. and Immigration and Refugee Service), Series 2007	5.250%	4/1/29	565,000	495,076

10	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value
Maryland — Continued
Maryland Economic Development Corporation, Student Housing Revenue Bonds (University of Maryland, College Park Project)
Series 2008	5.750%	6/1/33	$500,000	$461,070
Series 2008	5.800%	6/1/38	1,500,000	1,375,365
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	985,000	1,014,126
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000,000	2,650,950
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Maryland Institute College of Art Issue, Series 2007	5.000%	6/1/36	5,000,000	3,935,750
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785,000	747,681
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110,000	1,132,444
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000,000	1,821,240
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	1,000,000	1,007,920
Series 2002	6.000%	7/1/26	2,000,000	2,002,420
Series 2002	5.750%	7/1/27	1,050,000	1,022,889
Series 2002	5.800%	7/1/32	2,000,000	1,917,780
Series 2002	6.000%	7/1/37	1,000,000	974,510

Semi-Annual Report to Shareholders	11

	Rate	Maturity Date	Par	Value
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	$925,000	$971,676
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250,000	2,072,295
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000,000	2,117,580
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825,000	2,889,156
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000,000	1,853,680
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A (Pre-refunded 7/1/14)	5.250%	7/1/18	1,640,000	1,771,249	A
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola College Issue, Series 2006A	5.000%	10/1/40	2,000,000	1,776,960
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue
Series 2006	5.000%	7/1/19	1,000,000	963,770
Series 2006	5.000%	7/1/26	2,435,000	2,142,703
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500,000	517,350

12	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 1990	0.000%	7/1/19	$4,000,000	$2,268,280	B
Series 2001	5.000%	5/15/12	1,500,000	1,534,230
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000,000	2,825,280
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250,000	249,738
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250,000	1,350,025	A
Series 2001 (Pre-refunded 7/1/11)	5.750%	7/1/21	3,000,000	3,209,100	A
Series 2002 (Pre-refunded 7/1/12)	6.000%	7/1/32	1,000,000	1,092,470	A
Maryland Health And Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital Issue
Series 2008	4.000%	1/1/15	1,000,000	893,180
Series 2008	4.750%	1/1/16	1,000,000	914,670
Series 2008	6.000%	1/1/43	1,000,000	861,410
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500,000	489,580
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320,000	333,251
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940,000	783,546	B

Semi-Annual Report to Shareholders	13

	Rate	Maturity Date	Par	Value
Maryland — Continued
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	$5,000,000	$5,223,550
Series 1984B	6.500%	10/1/11	1,000,000	1,044,340
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds
Series 1992A	0.000%	7/1/10	3,000,000	2,857,470	B
Series 1999A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000,000	3,076,650	A
Montgomery County, Maryland, Revenue Bonds, Housing Opportunities Commission Single Family Mortgage, Series 2007D AMT	5.000%	7/1/27	1,535,000	1,319,286
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425,000	3,468,429
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, (FSA insured)
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	2,000,000	2,083,120	A
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	170,000	177,065	A
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (MBIA insured)	5.000%	11/15/16	500,000	519,995
State of Maryland, GO Bonds, State and Local Facilities Loan
Series 2000, First Series	5.500%	8/1/10	2,000,000	2,107,940
Series 2001, First Series	5.500%	3/1/15	5,000,000	5,509,300
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	1,310,000	1,326,100

14	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value
Maryland — Continued
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, Series 2006A	5.000%	10/1/21	$2,500,000	$2,527,900
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds
Series 1997	5.250%	6/1/16	1,650,000	1,799,622
Series 1997	5.750%	6/1/17	2,000,000	2,250,840
Series 1997	6.000%	6/1/18	2,705,000	3,088,217
Series 1997	6.000%	6/1/19	3,665,000	4,166,189
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.)
Series 2006	5.000%	11/1/21	1,000,000	920,210
Series 2006	5.000%	11/1/31	3,500,000	3,014,795

				137,960,317

Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds, Series 2005A	5.000%	7/1/25	2,000,000	1,759,280

Total Municipal Bonds (Cost — $140,039,841)				139,719,597

Variable Rate Demand ObligationsC — 8.0%
Maryland — 7.5%
Baltimore County, Maryland, Economic Development Revenue, (Garrison Forest School Inc. Project), Series 2006 VRDN	5.500%	10/1/08	2,350,000	2,350,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Series 1985 B VRDN	7.880%	10/1/08	3,000,000	3,000,000
Maryland St Economic Development Corporation Revenue, (U.S. Pharmacopeial Convention Inc.)
Series 2008 VRDN	4.500%	10/1/08	1,000,000	1,000,000
Series 2008 VRDN	4.500%	10/1/08	900,000	900,000

Semi-Annual Report to Shareholders	15

	Rate	Maturity Date	Par	Value
Maryland — Continued
Montgomery County, Maryland, GO Bonds, Public Improvement, Anticipation Notes Series 2006 VRDN	7.000%	10/1/08	$4,000,000	$4,000,000

				11,250,000

Nevada — 0.5%
Clark County, Nevada, GO Bonds, School District Series 2001B VRDN (FSA insured)	5.750%	10/1/08	700,000	700,000

Total Variable Rate Demand Obligations (Cost — $11,950,000)				11,950,000

Total Investments — 101.3% (Cost — $151,989,841)D				151,669,597
Other Assets Less Liabilities — (1.3)%				(1,877,731)

Net Assets — 100.0%				$149,791,866

A

Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C

The rate shown is the rate as of September 30, 2008, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,208,810
Gross unrealized depreciation	(4,529,054)

Net unrealized depreciation	$(320,244)

See notes to financial statements.

16	Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Maryland Tax-Free Income Trust

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (cost – $140,039,841)		$139,719,597
Short-term securities at value (cost – $11,950,000)		11,950,000
Cash		50,962
Interest receivable		2,158,530
Receivable for fund shares sold		65,361
Other assets		1,404

Total assets		153,945,854
Liabilities:
Payable for securities purchased	$3,445,570
Payable for fund shares repurchased	595,690
Accrued distribution and service fees	19,676
Accrued management fee	44,784
Income distribution payable	1,644
Accrued expenses	46,624

Total liabilities		4,153,988

Net Assets		$149,791,866

Net assets consist of:
Accumulated paid-in-capital		$150,821,582
Undistributed net investment income		22,379
Accumulated net realized loss on investments		(731,851)
Net unrealized depreciation on investments		(320,244)

Net Assets		$149,791,866

Net Asset Value Per Share:
Primary Class (9,761,654 shares outstanding)		$15.29

Institutional Class (32,447 shares outstanding)		$15.30

See notes to financial statements.

Semi-Annual Report to Shareholders	17

Statement of Operations

Legg Mason Maryland Tax-Free Income Trust

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest		$3,757,816
Expenses:
Management fees	$422,118
Distribution and service fees:
Primary Class	191,707
Audit and legal fees	19,300
Custodian fees	13,757
Trustees’ fees and expenses	27,155
Registration fees	7,098
Reports to shareholders	15,361
Transfer agent and shareholder servicing expense:
Primary Class	26,255
Institutional ClassA	48
Other expenses	16,829

	739,628
Less: Fees waived	(200,272)
Compensating balance credits	(2,251)

Net expenses		537,105

Net Investment Income		3,220,711
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(546,886)
Change in unrealized appreciation/(depreciation) of investments	(5,329,187)

Net Realized and Unrealized Loss on Investments		(5,876,073)

Change in Net Assets Resulting From Operations		$(2,655,362)

A	For the period July 30, 2008 (commencement of operations) to September 30, 2008.

See notes to financial statements.

18	Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Maryland Tax-Free Income Trust

	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008
	(Unaudited)
Change in Net Assets:
Net investment income	$3,220,711	$6,156,234
Net realized loss	(546,886)	(184,965)
Change in unrealized appreciation/(depreciation)	(5,329,187)	(3,318,666)

Change in net assets resulting from operations	(2,655,362)	2,652,603
Distributions to shareholders from:
Net investment income:
Primary Class	(3,217,760)	(6,156,234)
Institutional ClassA	(2,915)	N/A
Net realized gain on investments:
Primary Class	—	(26,781)
Institutional ClassA	—	N/A
Change in net assets from fund share transactions:
Primary Class	5,759,650	8,363,838
Institutional ClassA	516,003	N/A

Change in net assets	399,616	4,833,426
Net Assets:
Beginning of period	149,392,250	144,558,824

End of period	$149,791,866	$149,392,250

Undistributed net investment income	$22,379	$22,343

A	For the period July 30 2008 (commencement of operations) to September 30, 2008.

N/A — Not Applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders	19

Financial Highlights

Legg Mason Maryland Tax-Free Income Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30,		Years Ended March 31,
	2008		2008		2007		2006		2005	2004
	(Unaudited)
Net asset value, beginning of period	$15.89		$16.28		$16.25		$16.40		$16.77	$16.63

Investment operations:
Net investment income	.33	A	.67	A	.68	A	.67		.65	.68
Net realized and unrealized gain/(loss)	(.60)		(.39)		.06		(.15)		(.28)	.15

Total from investment operations	(.27)		.28		.74		.52		.37	.83

Distributions from:
Net investment income	(.33)		(.67)		(.68)		(.67)		(.66)	(.69)
Net realized gain on investments	—		—	B	(.03)		—	B	(.08)	—

Total distributions	(.33)		(.67)		(.71)		(.67)		(.74)	(.69)

Net asset value, end of period	$15.29		$15.89		$16.28		$16.25		$16.40	$16.77

Total return	(1.72	)%C	1.76%		4.64%		3.22%		2.22%	5.06%
Ratios to Average Net Assets:D
Total expenses	.96	%E	.96%		.97%		.97%		.93%	.95%
Expenses net of waivers, if any	.70	%E	.71%		.70%		.70%		.70%	.70%
Expenses net of all reductions	.70	%E	.70%		.70%		.70%		.70%	.70%
Net investment income	4.20	%E	4.15%		4.16%		4.10%		3.91%	4.05%
Supplemental Data:
Portfolio turnover rate	6.3	%C	6.3%		8.9%		4.7%		9.2%	7.5%
Net assets, end of period (in thousands)	$149,296		$149,392		$144,559		$145,845		$156,066	$169,741

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

20	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Maryland Tax-Free Income Trust — Continued

Institutional Class:

	Period Ended September 30, 2008F
	(Unaudited)
Net asset value, beginning of period	$15.83

Investment operations:
Net investment income	.11	A
Net realized and unrealized loss	(.53)

Total from investment operations	(.42)

Distributions from:
Net investment income	(.11)

Total distributions	(.11)

Net asset value, end of period	$15.30

Total return	(2.63	)%C
Ratios to Average Net Assets:D
Total expenses	.78	%E
Expenses net of waivers, if any	.46	%E
Expenses net of all reductions	.45	%E
Net investment income	4.44	%E
Supplemental Data:
Portfolio turnover rate	6.3	%C
Net assets, end of period (in thousands)	$496

F	For the period July 30, 2008 (commencement of operations) to September 30, 2008.

See notes to financial statements.

Semi-Annual Report to Shareholders	21

Notes to Financial Statements

Legg Mason Tax-Free Income Trust Fund

(Unaudited)

1. Organization and Significant Accounting Policies:

Legg Mason Tax-Free Income Fund (“Trust”), consisting of the Legg Mason Maryland Tax-Free Income Trust (“Maryland Tax-Free”) (“Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is non-diversified.

The Fund consists of two classes of shares: Primary Class and Institutional Class. Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Trustees. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

22	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Trust Fund — Continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in
Securities	$151,669,597	$—	$151,669,597	$—

Total	$151,669,597	$—	$151,669,597	$—

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2008, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$19,521,404	$9,062,455

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax requirements.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Semi-Annual Report to Shareholders	23

Credit and Market Risk

The Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than would a fund not following that practice. The Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state’s general obligations. The value of the Fund’s shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2008.

24	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Trust Fund — Continued

3. Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with investment management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMFA has voluntarily agreed to waive its fees in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of each class of the Fund’s average daily net assets shown in the table below. These waivers are currently expected to continue until August 1, 2009, but may be terminated at any time. The following chart summarizes the management fees and expense limitations for the Fund:

Fund	Advisory Fee	Expense Limitation	Six Months Ended September 30, 2008
			Management Fees Waived
Maryland Tax-Free:
Primary Class	0.55%	0.70%	$161,042
Institutional Class	0.55%	0.45%	$159

Legg Mason Investment Counsel, LLC (“LMIC”) serves as investment adviser to the Fund pursuant to a sub-advisory agreement with LMFA. LMFA (not the Fund) pays LMIC a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives an annual distribution fee and an annual service fee, based on the Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

Fund	Distribution Fee	Service Fee
Maryland Tax-Free	0.125%	0.125%

LMFA, LMIC, LM Trust, and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), trustees may elect to defer receipt of all or a specified portion of their compensation. A participating trustee may select one or more funds in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the fund(s) until distributed in accordance with the Plan.

Semi-Annual Report to Shareholders	25

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2008.

5. Fund Share Transactions:

At September 30, 2008, there were unlimited shares authorized at $.001 par value for the Fund. Share transactions for the Fund were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	955,345	$15,214,011	1,646,528	$26,501,372
Shares issued on reinvestment	217,516	3,446,175	280,578	4,506,397
Shares repurchased	(812,782)	(12,900,536)	(1,407,628)	(22,643,931)

Net Increase	360,079	$5,759,650	519,478	$8,363,838

Institutional ClassA
Shares sold	32,400	$515,279
Shares issued on reinvestment	47	724

Net Increase	32,447	$516,003

6. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

A	For the period July 30, 2008 (commencement of operations) to September 30, 2008.

Notes

Notes

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Legg Mason Investment Counsel, LLC

Baltimore, MD

Board of Trustees

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Fund Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Global Funds Emerging Markets Trust International Equity Trust Taxable Bond Funds Investment Grade Income Portfolio Limited Duration Bond Portfolio	Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/individualinvestors.

Tax-Free Bond Fund Maryland Tax-Free Income Trust	The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services—Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS,	c/o BFDS
P.O. Box 55214	P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmason.com/individualinvestors	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

LMF-TN08-3401/S (11/08)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Maryland Tax-Free Income Fund

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Maryland Tax-Free Income Fund

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Maryland Tax-Free Income Fund

Date: November 24, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Maryland Tax-Free Income Fund

Date: November 24, 2008